PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 13,409,283	$ 13,409,304
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,409,283	13,409,304	$ 13,523,335
Plant and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	167,644,965	172,015,595
Machinery, equipment and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	721,142,634	738,783,770
Machinery, equipment and spare parts | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,386,396,633	1,367,806,864	1,356,334,382
Machinery, equipment and spare parts | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(665,253,999)	(629,023,094)	(594,958,499)
Transportation and load vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,203,313	14,899,161
Transportation and load vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	176,563,622	173,168,979	170,427,966
Transportation and load vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(160,360,309)	(158,269,818)	(154,806,263)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	992,082	1,160,335
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,989,506	47,772,872	47,419,366
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(46,997,424)	(46,612,537)	(46,169,105)
Fields and quarries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	78,716,900	73,510,861
Fields and quarries | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	342,945,861	326,356,162	300,435,352
Fields and quarries | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(264,228,961)	(252,845,301)	(236,305,403)
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,261,854	1,359,818
Tools | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,355,567	9,959,698	9,346,678
Tools | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,093,713)	(8,599,880)	(8,163,927)
Construction in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,827,409	34,760,377
Construction in process | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 54,827,409	$ 34,760,377	$ 11,207,014